Segment Reporting - Shedule of revenue and gross profit information for each of our reportable segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,786	$ 2,832	$ 8,338	$ 15,478	$ 55,998	$ 65,869
Cost of revenue	1,393	1,765	4,357	9,132	33,572	40,157
Segment gross profit	$ 1,393	$ 1,067	$ 3,981	$ 6,346	22,426	25,712
Depreciation and amortization					2,264	2,553
North America [Member]
Segment Reporting Information [Line Items]
Revenue					18,159	48,938
Cost of revenue					10,766	29,742
Segment gross profit					7,393	19,196
Depreciation and amortization					2,011	1,907
International [Member]
Segment Reporting Information [Line Items]
Revenue					37,839	16,931
Cost of revenue					22,806	10,415
Segment gross profit					15,033	6,516
Depreciation and amortization					$ 253	$ 646